Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers and directors of the Company:

	Year ended December 31,
	2024	2023
Short-term employee benefits	$5,323	$4,204
Share-based compensation	7,031	7,197
	$12,354	$11,401